SCHEDULE OF RECONCILIATION OF STATUTORY TAX RATE TO EFFECTIVE TAX RATE (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Income Tax Disclosure [Abstract]
Pretax book income (loss), amount	$ (24,480,848)	$ (1,308,859)
Pretax book income (loss), rate	100.00%	100.00%
Statutory federal income tax, amount	$ (5,140,978)
Statutory federal income tax percentage	21.00%
Research tax credits, amount	$ (48,657)
Research tax credits percentage	0.20%
Change in valuation allowance, amount	$ 2,828,659
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Change in valuation allowance percentage	(11.50%)
Non-deductible transaction costs, amount	$ 3,171,730
Non-deductible transaction costs percentage	(13.00%)
Change in derivative liability, amount	$ (810,787)
Change in derivative liability percentage	3.30%
Meals and entertainment, amount	$ 33
Meals and entertainment percentage
Minimum tax liability, amount		$ 1,013
Minimum tax liability percentage		0.08%
Income tax provision / (benefit)		$ 1,013
Pretax book income (loss), amount percentage		0.08%